Prepayments, deposits and other current assets (Tables)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, deposits and other assets

	As of March 31,
	2024	2023
Prepayments	$36,703	$57,159
Rental and other deposits	32,154	27,873
Other current assets	74,002	31,931
Total	$142,859	$116,963

	As of March 31,
	2022	2021

Advances to suppliers	$34,661	$132,718
Deposits	21,061	26,924
Prepaid expenses	157,156	63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)	11,514	77,734
Prepayments, deposits and other current assets	$224,392	$301,370